INCOME TAXES - Consolidated Provision for Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current taxes
Federal					$ 86,157	$ 72,317	$ 141,245
State					3,644	9,953	16,072
Foreign					67,395	27,391	24,442
Current taxes					157,196	109,661	181,759
Deferred taxes
Federal					(22,863)	11,013	9,606
State					(1,024)	1,953	770
Foreign					(43,536)	(23,194)	(5,395)
Deferred taxes					(67,423)	(10,228)	4,981
Total provision	$ 16,598	$ 12,746	$ 53,225	$ 64,776	$ 89,773	$ 99,433	$ 186,740